PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2016	2015
Cost:
Computers and peripheral equipment	$2,203	$1,880
Office furniture and equipment	531	444
Leasehold improvements	473	453

	3,207	2,777

Accumulated depreciation	1,993	1,517

Property and equipment, net	$1,214	$1,260